RISK MANAGEMENT - Sensitivity to Interest Rate Risk of the Banking Book (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Interest Rate Risk
RISK MANAGEMENT
Assets sensitivity 50 bps	$ 859,122	$ 759,905	$ 77,106	$ 68,577
Liabilities sensitivity 50 bps	419,027	399,109	55,786	58,009
Net sensitivity 50 bps	$ 440,095	360,796	$ 21,320	$ 10,568
Equity price risk
RISK MANAGEMENT
Percentage of increase in market value of investments	23.00%
Fair value	$ 49,925	$ 40,502
Delta, decrease in measurement input	14.70%	14.70%	14.70%	14.70%
Sensitivity (decrease in value)	$ 7,339	$ 5,954
Market Risk
RISK MANAGEMENT
Fair value	$ 43,000	$ 50,000